Intangible Assets, Net (Details) - Schedule of identifiable intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 583	$ 583
Accumulated Amortization	(251)	(154)
Net	$ 332	429
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	6 years
Weighted Average Remaining Life	3 years 146 days
Gross Carrying Value	$ 578	578
Accumulated Amortization	(247)	(151)
Net	$ 331	427
Non-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years
Weighted Average Remaining Life	146 days
Gross Carrying Value	$ 5	5
Accumulated Amortization	(4)	(3)
Net	$ 1	$ 2